Reinsurance	12 Months Ended
Dec. 31, 2015
Notes
Reinsurance

Note 7:  Reinsurance

The Company entered into a reinsurance agreement with its affiliate, CMFG Life, on a coinsurance and modified coinsurance basis. The agreement was effective November 1, 2015 to cede 100% of the business related to a new product currently in development, which includes any related development expenses.  The Company receives a commission equal to 100% of its actual expenses incurred for this business, which was $1,027 for the year ended December 31, 2015.

The Company entered into an agreement with its affiliate, CMFG Life, effective January 1, 2013 to cede 100% of its investment-type contracts for its single premium deferred annuity, which are accounted for using the deposit method of accounting.  The Company had $947,595 and $349,937 of assets on deposit for these contracts as of December 31, 2015 and 2014, respectively. The Company had related liabilities of $947,595 and $349,937, respectively which are included in policyholder account balances in the balance sheets.  The Company receives a commission equal to 100% of its actual expenses incurred for this business, which was $34,236, $14,861 and $6,425 for the year ended December 31, 2015, 2014 and 2013, respectively.

On October 31, 2012, the Company ceded 95% of its insurance policies in force pursuant to a reinsurance agreement with CMFG Life and the Company was reimbursed for 95% of expenses incurred in the provision of policyholder and benefit payment services, and insurance taxes and charges on a go forward basis under this contract.  On September 30, 2015, the Company amended its reinsurance agreement with CMFG Life and now cedes 100% of its insurance policies in force to CMFG Life and is reimbursed 100% for expenses incurred in the provision of policyholder and benefit payments services, and insurance taxes and charges going forward.  As a result of the amendment to this agreement the Company ceded $1,297 of earned premiums and $1,244 of benefits as of September 30, 2015.

MLIC did not have any other reinsurance agreements at December 31, 2015 or 2014 and the entire reinsurance recoverable balance of $24,628 and $25,199, respectively, was due from CMFG Life.  The recoverable balances are not collateralized and the Company retains the risk of loss in the event CMFG Life is unable to meet its obligations assumed under the reinsurance agreements.  CMFG Life is rated A (excellent) by A.M. Best Company and MLIC believes the risk of non-collection is remote.

The effects of reinsurance on contract charges, interest credited to policyholder accounts, premiums and on claims, benefits, and losses incurred for the years ended December 31 are as follows:

	2015	2014	2013

Face amount of policies in force	$110,827	$123,223	$147,371

Premiums:
Direct - written	$2,384	$2,613	$2,811
Direct - change in unearned	-	-	-
Direct - earned	2,384	2,613	2,811

Ceded to affiliate - written	(3,559)	(2,482)	(2,671)
Ceded to affiliate - change in unearned	-	(4)	(1)
Ceded to affiliate - earned	(3,559)	(2,486)	(2,672)

Premiums - written, net	(1,175)	131	140
Premiums - change in unearned, net	-	(4)	(1)
Premiums, net	$(1,175)	$127	$139

Contract charges:
Direct	$742	$472	$461
Ceded to affiliate	(724)	(448)	(415)
Contract charges, net	$18	$24	$46

Claims, benefits and losses incurred:
Direct	$1,784	$1,883	$2,953
Ceded to affiliate	(2,988)	(1,771)	(2,774)

Claims, benefits and losses, net	$(1,204)	$112	$179

Interest credited to policyholder account balances:
Direct	$9,833	$2,457	$320
Ceded to affiliate	(9,829)	(2,449)	(311)
Interest credited to policyholder account balances, net	$4	$8	$9